UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST
______________________________________________________________________________
(Exact name of registrant as specified in charter)

P.O. Box 5501
Boston, Massachusetts 02206
________________________________________________________________________
(Address of principal executive offices)

Nancy L. Conlin, Secretary
Vice President and Managing Counsel
State Street Bank and Trust
4 Copley Place, 5th floor CPH0326
Boston, MA 02116

________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 662-3966

Date of fiscal year end:   December 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1.  Proxy Voting Record

STATE STREET EQUITY 500 INDEX FUND

The State Street Equity 500 Index Fund (“500 Fund”) invests all of its investable assets in the State Street Equity 500 Index Portfolio (“500 Portfolio”) of the State Street Master Funds (“Master Trust”).  There were no matters relating to the 500 Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the 500 Fund was entitled to vote.   The proxy voting record of the 500 Portfolio is set forth in the Master Trust’s Form N-PX filing for the reporting period from July 1, 2008 to June 30, 2009, which was filed on August 18, 2009 under CIK 0001094885 and 1940 Act File Number 811-09599.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

The State Street Institutional Liquid Reserves Fund (“ILR Fund”) invests all of its investable assets in the State Street Money Market Portfolio (“MM Portfolio”) of the Master Trust.  There were no matters relating to the MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the ILR Fund was entitled to vote.   The MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

The State Street Institutional Tax Free Money Market Fund (“Tax Free MM Fund”) invests all of its investable assets in the State Street Tax Free Money Market Portfolio (“Tax Free MM Portfolio”) of the Master Trust.  There were no matters relating to the Tax Free MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Free MM Fund was entitled to vote.   The Tax Free MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

The State Street Institutional U.S. Government Money Market Fund (“U.S. Government MM Fund”) invests all of its investable assets in the State Street U.S. Government  Money Market Portfolio (“U.S. Government MM Portfolio”) of the Master Trust.  There were no matters relating to the U.S. Government MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the U.S. Government MM Fund was entitled to vote.   The U.S. Government MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

The State Street Institutional Treasury Money Market Fund (“Treasury MM Fund”) invests all of its investable assets in the State Street Treasury Money Market Portfolio (“Treasury MM Portfolio”) of the Master Trust.  There were no matters relating to the Treasury MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Treasury MM Fund was entitled to vote.   The Treasury MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

The State Street Institutional Treasury Plus Money Market Fund (“Treasury Plus MM Fund”) invests all of its investable assets in the State Street Treasury Plus Money Market Portfolio (“Treasury Plus MM Portfolio”) of the Master Trust.  There were no matters relating to the Treasury Plus MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Treasury Plus MM Fund was entitled to vote.   The Treasury Plus MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

The State Street Institutional Limited Duration Bond Fund (“Bond Fund”) invests all of its investable assets in the State Street Limited Duration Bond Portfolio (“Bond Portfolio”) of the Master Trust.  There were no matters relating to the Bond Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Bond Fund was entitled to vote.   The Bond Portfolio did not hold any securities for which it voted a proxy during the reporting period

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
(Formerly State Street Institutional Tax Free Limited Duration Bond Fund)

The State Street Institutional Short-Term Tax Exempt Bond Fund (“Tax Exempt Bond Fund”) invests all of its investable assets in the State Street Short-Term Tax Exempt Bond Portfolio (“Tax Exempt Bond Portfolio”) of the Master Trust.  There were no matters relating to the Tax Exempt Bond Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Exempt Bond Fund was entitled to vote. The Tax Exempt Bond Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET EQUITY 400 INDEX FUND

This Fund has not yet commenced operations.

STATE STREET EQUITY 2000 INDEX FUND

This Fund has not yet commenced operations.

STATE STREET AGGREGATE BOND INDEX FUND

This Fund has not yet commenced operations.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:           /s/ James E. Ross
James E. Ross
President (Principal Executive Officer)
August 18, 2009